Summary of Significant Accounting Policies - Schedule of Fair Value of Stock Options and Performance Stock Awards (Detail) (USD $)	12 Months Ended				6 Months Ended				12 Months Ended	6 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Stock option plans [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Stock option plans [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Employee stock purchase plan [Member]	Jun. 30, 2012 Employee stock purchase plan [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Employee stock purchase plan [Member] GEN-PROBE INCORPORATED [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Employee stock purchase plan Risk-free interest rate	0.70%	1.00%	1.80%	0.41%	0.70%	1.70%	0.40%	1.30%	0.16%	0.10%	0.20%
Volatility				39.90%	34.40%	30.90%	30.10%	33.40%		38.70%	21.50%
Dividend yield				0.00%
Expected term (years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days		4 years 3 months 18 days	4 years 3 months 18 days			6 months	6 months	6 months
Resulting average fair value	$ 6.48	$ 6.16	$ 5.87		$ 19.61	$ 18.05	$ 81.96	$ 82.58		$ 15.27	$ 12.27